Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Inventories [Abstract]
Raw materials and consumables	$ 622	$ 639	$ 730
Work in progress	132	118	156
Maturing inventories	7,799	7,832	7,697
Finished goods and goods for resale	1,146	1,131	1,257
Inventories	$ 9,699	$ 9,720	$ 9,840